Stockholders' equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Stock Option Activity
A summary of the Company’s stock option activity and related information for the six months ended June 30, 2023 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in Thousands)

Outstanding at December 31, 2022	1,702,876	$24.45	8.32	$—
Options granted	52,100	$3.50
Options exercised	—	$—
Options cancelled/forfeited	(827,664)	$25.35

Outstanding at June 30, 2023	927,312	$19.80	4.41	$11

Exercisable as of June 30, 2023	706,942	$22.55	3.01	$—

Stock options
A summary of the Company’s stock option activity and related information for the year ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value (In Thousands)

Outstanding at December 31, 2021	1,792,789	$36.00	8.32	$6,912
Options granted	686,210	$6.60
Options exercised	(7,300)	$18.35
Options cancelled/forfeited	(768,822)	$35.50

Outstanding at December 31, 2022	1,702,877	$24.45	8.32	$—

Exercisable as of December 31, 2022	778,184	$30.05	7.18	$—

Schedule of Weighted Average Assumptions
The fair values of stock options granted are estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Expected volatility	87.37%	82.68%	86.77%	83.01%
Expected dividends	0%	0%	0%	0%
Expected terms (years)	5.27	5.73	5.60	5.96
Risk free rate	3.82%	2.77%	3.67%	2.22%

The fair value of stock options granted is estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2022	2021

Expected volatility	84%	89%
Expected dividends	0%	0%
Expected terms (years)	6.04	6.03
Risk free rate	2.66%	0.93%

Schedule of RSU Activity
Restricted stock units
A summary of the Company’s r
es
tricted stock unit activity and related informatio
n
for the year ended December 31, 2022, after giving effect to the 1-for-5 reverse stock split of the Company’s common stock that was effected on September 25, 2023, is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2021	26,400	$49.85
Restricted stock units granted	140,000	$18.45
Restricted stock units vested	(4,950)	$61.00
Restricted stock units forfeited	(85,750)	$23.30

Non-vested at December 31, 2022	75,700	$21.10

Summary of Stock-based Compensation Expense
Stock-based compensation expense is classified in the condensed statements of operations and comprehensive income (loss) as follows:

(in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Research and development expenses	$—	$1,051	$255	$2,315
General and administrative expenses	331	1,261	1,267	2,443

Total stock-based compensation expense	$331	$2,312	$1,522	$4,758

Stock-based compensation expense is classified in the statements of operations as follows (in thousands):

	December 31,
	2022	2021

Research and development expenses	$4,342	$5,095
General and administrative expenses	4,487	6,462

Total stock-based compensation expense	$8,829	$11,557

Schedule of Unvested Restricted Stock Units Roll Forward
(d) Restricted stock units
A summary of the Company’s RSU activity and related information for the six months ended June 30, 2023 is as follows, giving effect to the 1-for-5 reverse stock split of the Company’s common stock that was effected on September 25, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2022	75,700	$21.10
Restricted stock units granted	—	$—
Restricted stock units vested	(36,000)	$20.90
Restricted stock units forfeited	(30,450)	$20.75

Non-vested at June 30, 2023	9,250	$22.95